Income Taxes (Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Accrued liabilities and reserves	$ 115,752	$ 115,095
Allowance for doubtful accounts	14,088	16,809
Inventory	142,236	140,676
Post-retirement benefits	8,260	17,889
Natural gas hedges	22,433	42,469
Net operating loss carryforward	25,739	50,529
Cumulative translation adjustments	2,254	506
Tax credit carryforwards	39,700	24,000
Total deferred tax assets	370,462	407,973
Holdbacks and amounts not due under contracts	(9,406)	(13,007)
Intangibles	(236,627)	(250,247)
Property, plant and equipment	(461,915)	(406,889)
Total deferred tax liabilities	(707,948)	(670,143)
Total net deferred tax liabilities	$ (337,486)	$ (262,170)